PROVISION FOR PENSION PLAN (Tables)	12 Months Ended
Dec. 31, 2018
Postemployment Benefits [Abstract]
Summary of Existing Pension Plans

The Company and its subsidiaries sponsor retirement benefit plans for their employees, provided that they elect to be part of such plan. The table below shows the existing pension plans at December 31, 2018.

Benefit plans	Sponsors	Manager

TCSPREV	Oi, Oi Móvel and BrT Multimídia	FATL
BrTPREV (*)	Oi, Oi Móvel and BrT Multimídia	FATL
TelemarPrev	Oi, TMAR and Oi Móvel	FATL
PBS-Telemar	Telemar	FATL
PBS-TNCP	Oi Móvel	FATL
CELPREV	Oi Móvel	FATL
PAMEC	Oi	Oi
PBS-A	Telemar and Oi	Sistel
PAMA	Oi and Telemar	Sistel

(*)	Plan merged with into TCSPREV on November 30, 2018.

Sistel – Fundação Sistel de Seguridade Social

FATL – Fundação Atlântico de Seguridade Social

Summary of of Breakdown Pension Assets and Liabilities

Underfunded status

	2018	2017
Financial obligations - BrTPREV plan (i)	574,725
BrTPREV plan		629,120
PAMEC plan	4,397	3,300

Total unfunded status	579,122	632,420

Reclassification to liabilities subject to compromise (Note 29).		(560,046)

Total non-current	579,122	72,374

(i)

Represented by the financial obligations agreement, entered into by the Company and Fundação Atlântico intended for the payment of the mathematical provision without coverage by the plan’s assets. This obligation represents the commitment under the terms of the JRP.

Overfunded status

	2018	2017
TCSPREV plan	364,552	1,329,931
TelemarPrev plan	343,286	317,500
PBS – Telemar plan	50,869	53,041

Total	758,707	1,700,472

Current	4,880	1,080
Non-current	753,827	1,699,392

Schedule of Change in Projected Benefit Obligation

Changes in the actuarial obligations, fair value of assets and amounts recognized in the balance sheet

	2018					2017
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC
Projected benefit obligation at the beginning of the year	625,266	2,524,729	3,825,053	307,659	3,300	572,477	2,306,858	3,491,343	286,159	3,276
Service cost	196	74	1,870	41	—	457	102	1,545	33	—
Interest cost	78,223	218,104	362,886	29,113	317	64,927	260,650	397,842	32,488	378
Benefits paid	(61,605)	(177,215)	(272,271)	(23,441)	(688)	(54,979)	(205,879)	(263,493)	(23,158)	(122)
Participan’s contributions	2	12	—	34	—	—	—	—	41	—
Changes in actuarial assumptions	(12,212)	60,942	247,746	14,723	1,468	42,384	162,980	197,816	12,096	(232)
Merger plans	2,626,646	(2,626,646)

Projected benefit obligation at the end of the year	3,256,516	—	4,165,284	328,129	4,397	625,266	2,524,711	3,825,053	307,659	3,300

	2018					2017
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC
Fair value of plan assets at the beginning of the year	1,953,967	1,895,608	4,142,553	360,700	—	1,845,367	1,806,042	3,853,595	314,203
Actual return on plan assets	(187,708)	197,994	638,288	41,639	—	163,580	295,413	552,451	69,540
Company’s contributions	2	11	—	66	688	—	15		73	122
Participan’s contributions	2	12	—	34	—	—	—		41
Benefits paid	(61,605)	(177,215)	(272,271)	(23,441)	(688)	(54,979)	(205,879)	(263,493)	(23,158)	(122)
Merger plans	1,916,410	(1,916,410)

Fair value of plan assets at the end of the year	3,621,068	—	4,508,570	379,998	—	1,953,967	1,895,591	4,142,553	360,700

			2018			2017
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC
Underfunded (overfunded) status of plan	(364,552)	—	(343,286)	(50,869)	4,397	(1,328,701)	629,120	(317,500)	(53,041)	3,300

Schedule of Net Periodic Defined Beneift Pension Cost

Net periodic defined benefit pension cost for the years ended December 31, 2018, 2017 and 2016 includes the following:

	2018
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar
Net service cost	196	74	1,870	41
Interest cost	78,222	218,104	362,887	29,114
Expected return on plan assets	(195,301)	(161,415)	(394,097)	(34,332)
Amortization of net actuarial losses (gains)			32,823
Amortization of prior year service costs (gains)	(5,636)	1,552

Net periodic pension cost (benefit)	(122,519)	58,315	3,483	(5,177)

	2017
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar
Net service cost	457	102	1,545	32
Interest cost	64,927	260,650	397,842	32.488
Expected return on plan assets	(220,246)	(210,579)	(440,696)	(35,817)
Amortization of net actuarial losses (gains)			16,482
Amortization of prior year service costs (gains)	(5,636)	1,552

Net periodic pension cost (benefit)	(160,498)	51,724	(24,828)	(3,297)

	2016
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC
Net service cost	551	138	2,042	24
Interest cost	62,214	249,319	350,701	30,475	330
Expected return on plan assets	(193,747)	(206,407)	(413,965)	(34,872)
Amortization of net actuarial losses (gains)			4,380
Amortization of prior year service costs (gains)	(5,636)	1,552
Amortization of initial transition obligation			(1,051)

Net periodic pension cost (benefit)	(136,618)	44,603	(57,894)	(4,373)	330

The net periodic pension cost expected to be recognized in 2019 are as follows:

	2019
	TCSPREV	TelemarPrev	PBS-Telemar	PAMEC
Net service cost	265		1,484	32
Interest cost	287,492	464	370,526	29,117
Expected return on plan assets	(271,132)		(388,996)	(33,471)
Amortization of net actuarial losses (gains)			23,466
Amortization of prior year service costs (gains)	46,728

Net periodic pension cost (benefit)	63,353	464	6,480	(4,322)

Summary of Acuarial Assumption

The following actuarial assumptions were used to determine the actuarial present value of the Company’s projected benefit obligation:

	2018
		BrTPREV	TelemarPrev
		and	and
	TCSPREV	PAMEC	PBS-Telemar
Discount rate for determining projected benefit obligations	9.20%	9.20%	9.20%
Expected long-term rate of return on plan assets	9.20%	9.20%	9.20%
Annual salary increases	By Sponsor	By Sponsor	By Sponsor
Rate of compensation increase	4,00%	4,00%	4,00%
Inflation rate assumption used in the above	4,00%	4,00%	4,00%

	2017
		BrTPREV	TelemarPrev
		and	and
	TCSPREV	PAMEC	PBS-Telemar
Discount rate for determining projected benefit obligations	9.83%	9.83%	9.83%
Expected long-term rate of return on plan assets	9.83%	9.83%	9.83%
Annual salary increases	By Sponsor	By Sponsor	By Sponsor
Rate of compensation increase	4,30%	4,30%	4,30%
Inflation rate assumption used in the above	4,30%	4,30%	4,30%

Average Ceiling of Investment Permitted for Pension Funds

The average ceilings set for the different types of investment permitted for pension funds are as follows:

ASSET SEGMENT	TCSPREV	BrTPREV	PBS-Telemar	TelemarPrev
Fixed income	100.00%	100.00%	100.00%	100.00%
Variable income	17.00%	17.00%	17.00%	17.00%
Structured investments	20.00%	20.00%	20.00%	20.00%
Investments abroad	5.00%	5.00%	2.00%	5.00%
Real estate	8.00%	8.00%	8.00%	8.00%
Loans to participants	15.00%	15.00%	15.00%	15.00%

The allocation of plan assets at December 31, 2018 is as follows:

ASSET SEGMENT	TCSPREV	PBS- Telemar	TelemarPrev
Fixed income	86.17%	90.48%	92.51%
Variable income	2.90%	1.30%	1.61%
Equity securities	9.23%	6.65%	4.21%
Real estate	0.43%	0.38%	0.67%
Investments abroad	0.85%	0.92%	0.79%
Loans to participants	0.42%	0.26%	0.21%
Total	100.00%	100.00%	100.00%

Estimated Future Benefit Payments

The estimated benefit payments, which reflect future services, as appropriate, are expected to be paid as follows (unaudited):

	TCSPREV	PBS-Telemar	TelemarPrev
2019	263,210	23,288	275,663
2020	259,437	24,127	283,101
2021	266,985	24,964	294,351
2022	274,169	25,811	305,905
2023	281,150	26,688	317,588
2024 until 2028	1,501,637	145,953	1,773,564